UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08549

Oak Associates Funds
(Exact name of registrant as specified in charter)

3875 Embassy Parkway, Suite 250, Akron, Ohio 44333
(Address of principal executive offices) (Zip code)

Charles A. Kiraly

Oak Associates, Ltd.
3875 Embassy Parkway, Suite 250
Akron, Ohio 44333-8334
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-462-5386

Date of fiscal year end: October 31

Date of reporting period: May 1, 2015 – July 31, 2015

Item 1. Schedule of Investments

White Oak
White Oak Select Growth Fund - Schedules of Investments
As of July 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (99.4%)
CONSUMER DISCRETIONARY (5.8%)
Internet & Catalog Retail (5.8%)
Amazon.com, Inc.(a)	28,275	$15,159,641

ENERGY (1.0%)
Energy Equipment & Services (1.0%)
Transocean, Ltd.	195,000	2,585,700

FINANCIALS (33.0%)
Capital Markets (6.2%)
The Charles Schwab Corp.	465,000	16,219,200

Commercial Banks (14.9%)
CIT Group, Inc.	190,400	8,956,416
TCF Financial Corp.	487,000	8,016,020
US Bancorp	320,000	14,467,200
Wells Fargo & Co.	131,000	7,580,970
		39,020,606
Diversified Financial Services (7.6%)
JPMorgan Chase & Co.	289,400	19,832,582

Insurance (4.3%)
ACE, Ltd.	105,000	11,420,850

HEALTH CARE (21.7%)
Biotechnology (7.3%)
Amgen, Inc.	108,000	19,071,720

Health Care Equipment & Supplies (5.7%)
CR Bard, Inc.	75,450	14,837,242

Health Care Providers & Services (3.4%)
Express Scripts Holding Co.(a)	99,000	8,916,930

Pharmaceuticals (5.3%)
Teva Pharmaceutical Industries, Ltd. - Sponsored ADR	202,000	13,942,040

INFORMATION TECHNOLOGY (37.9%)
Communications Equipment (9.0%)
Cisco Systems, Inc.	603,000	17,137,260
Qualcomm, Inc.	99,100	6,381,049
		23,518,309
Internet Software & Services (10.2%)
Google, Inc. - Class A(a)	15,850	10,421,375
Google, Inc. - Class C(a)	16,495	10,319,437
Salesforce.com, Inc.(a)	82,900	6,076,570
		26,817,382
IT Services (8.7%)
Cognizant Technology Solutions Corp. - Class A(a)	204,000	12,872,400
International Business Machines Corp.	61,900	10,027,181
		22,899,581
Semiconductors & Semiconductor Equipment (7.8%)
Broadcom Corp. - Class A	35,000	1,771,350
KLA-Tencor Corp.	179,800	9,538,390
Xilinx, Inc.	220,000	9,185,000
		20,494,740

Security Description	Shares	Value
Software (2.2%)
Symantec Corp.	250,000	$5,685,000

TOTAL COMMON STOCKS
(Cost $223,539,902)		260,421,523

SHORT TERM INVESTMENTS (0.6%)
Tri-Party Repurchase Agreement with South Street Securities Wachovia Tri-Party, 0.08%, dated 07/31/15 and maturing 08/03/15 with a repurchase amount of $1,556,579, collateralized by a U.S. Treasury Security with a rate of 0.625% and with a maturity date of 07/31/17 with a collateral value of $1,587,720.	1,556,569	$1,556,569

TOTAL SHORT TERM INVESTMENTS
(Cost $1,556,569)		1,556,569

TOTAL INVESTMENTS - (100.0%)
(Cost $225,096,471)		$261,978,092

Liabilities in Excess of Other Assets - (0.0%)(b)		(25,480)

NET ASSETS - (100.0%)		$261,952,612

(a)	Non-income producing security.
(b)	Less than 0.05%.

Common Abbreviations:
ADR - American Depositary Receipt.
Ltd. - Limited.

The accompanying notes are an integral part of the quarterly schedules of investments.

Pin Oak
Pin Oak Equity Fund - Schedules of Investments
As of July 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (99.7%)
CONSUMER DISCRETIONARY (9.7%)
Internet & Catalog Retail (2.8%)
Amazon.com, Inc.(a)	4,700	$2,519,905

Media (6.9%)
The Interpublic Group of Cos., Inc.	104,000	2,215,200
Twenty-First Century Fox, Inc. - Class A	61,000	2,103,890
Twenty-First Century Fox, Inc. - Class B	59,500	1,994,440
		6,313,530
CONSUMER STAPLES (5.0%)
Beverages (4.2%)
PepsiCo, Inc.	40,300	3,882,905

Personal Products (0.8%)
Edgewell Personal Care Co.	7,600	727,396

ENERGY (5.2%)
Energy Equipment & Services (2.7%)
Nabors Industries, Ltd.	189,100	2,195,451
Transocean, Ltd.	25,000	331,500
		2,526,951
Oil, Gas & Consumable Fuels (2.5%)
Royal Dutch Shell PLC - ADR - Class A	39,567	2,274,311

FINANCIALS (41.7%)
Capital Markets (10.1%)
The Bank of New York Mellon Corp.	95,000	4,123,000
The Charles Schwab Corp.	147,551	5,146,579
		9,269,579
Commercial Banks (19.7%)
CIT Group, Inc.	62,500	2,940,000
First Bancorp	50,135	855,804
Great Southern Bancorp, Inc.	55,845	2,317,568
International Bancshares Corp.	99,500	2,679,535
SunTrust Banks, Inc.	59,000	2,616,060
Wells Fargo & Co.	114,400	6,620,328
		18,029,295
Consumer Finance (4.4%)
Capital One Financial Corp.	48,800	3,967,440

Insurance (7.5%)
Assurant, Inc.	13,500	1,007,100
Everest Re Group, Ltd.	14,100	2,581,992
The Travelers Cos., Inc.	31,000	3,289,720
		6,878,812
INDUSTRIALS (5.8%)
Aerospace & Defense (3.0%)
Raytheon Co.	24,800	2,705,432

Machinery (2.8%)
Parker-Hannifin Corp.	23,000	2,593,250

INFORMATION TECHNOLOGY (32.0%)
Electronic Equipment & Instruments (2.7%)
Flextronics International, Ltd.(a)	220,000	2,422,200

Security Description	Shares	Value
Internet Software & Services (7.6%)
Google, Inc. - Class A(a)	3,500	$2,301,250
Google, Inc. - Class C(a)	3,509	2,195,265
IAC/InterActive Corp.	32,256	2,492,099
		6,988,614
IT Services (12.0%)
Amdocs, Ltd.	88,472	5,188,883
Paychex, Inc.	58,349	2,707,393
The Western Union Co.	154,000	3,116,960
		11,013,236
Semiconductors & Semiconductor Equipment (4.1%)
KLA-Tencor Corp.	21,800	1,156,490
Xilinx, Inc.	61,500	2,567,625
		3,724,115
Software (5.6%)
Microsoft Corp.	109,400	5,108,980

MATERIALS (0.3%)
Metals & Mining (0.3%)
Teck Resources, Ltd. - Class B	38,814	284,895

TOTAL COMMON STOCKS
(Cost $76,398,789)		91,230,846

SHORT TERM INVESTMENTS (0.3%)
Fidelity Institutional Money Market Government Portfolio - Class I (7 day yield 0.010%)	302,846	302,846

TOTAL SHORT TERM INVESTMENTS
(Cost $302,846)		302,846

TOTAL INVESTMENTS - (100.0%)
(Cost $76,701,635)		$91,533,692

Assets in Excess of Other Liabilities - (0.0%)(b)		2,736

NET ASSETS - (100.0%)		$91,536,428

(a)	Non-income producing security.
(b)	Less than 0.05%.

Common Abbreviations:
ADR - American Depositary Receipt.
Ltd. - Limited.
PLC - Public Limited Company.

The accompanying notes are an integral part of the quarterly schedules of investments.

Rock Oak
Rock Oak Core Growth Fund - Schedules of Investments
As of July 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (99.4%)
CONSUMER DISCRETIONARY (12.7%)
Hotels, Restaurants & Leisure (2.9%)
Wyndham Worldwide Corp.	3,000	$247,560

Media (6.2%)
Discovery Communications, Inc. - Class A(a)	7,800	257,556
Liberty Media Corp. - Class A(a)	6,900	260,820
		518,376
Textiles, Apparel & Luxury Goods (3.6%)
Under Armour, Inc. - Class A(a)	3,000	297,990

CONSUMER STAPLES (2.0%)
Beverages (2.0%)
Molson Coors Brewing Co. - Class B	2,400	170,736

ENERGY (1.4%)
Energy Equipment & Services (1.4%)
Weatherford International PLC(a)	10,600	113,208

FINANCIALS (10.8%)
Commercial Banks (3.8%)
SunTrust Banks, Inc.	7,200	319,248

Consumer Finance (3.4%)
Synchrony Financial(a)	8,350	286,906

Insurance (3.6%)
The Hartford Financial Services Group, Inc.	6,400	304,320

HEALTH CARE (16.2%)
Life Sciences Tools & Services (6.3%)
Affymetrix, Inc.(a)	20,000	219,200
Illumina, Inc.(a)	1,400	307,020
		526,220
Pharmaceuticals (9.9%)
AbbVie, Inc.	3,600	252,036
Jazz Pharmaceuticals PLC(a)	1,500	288,360
Mallinckrodt PLC(a)	2,350	291,306
		831,702
INDUSTRIALS (6.2%)
Aerospace & Defense (2.9%)
L-3 Communications Holdings, Inc.	2,150	248,239

Professional Services (3.3%)
Nielsen NV	5,650	273,799

INFORMATION TECHNOLOGY (48.2%)
Communications Equipment (3.4%)
F5 Networks, Inc.(a)	2,150	288,401

Computers & Peripherals (5.5%)
NetApp, Inc.	6,400	199,360
Western Digital Corp.	3,000	258,180
		457,540

Security Description	Shares	Value
Internet Software & Services (6.4%)
NetEase.com, Inc. - ADR	1,250	$173,287
Salesforce.com, Inc.(a)	5,000	366,500
		539,787
IT Services (9.9%)
Cognizant Technology Solutions Corp. - Class A(a)	2,800	176,680
Computer Sciences Corp.	5,650	369,680
Vantiv, Inc. - Class A(a)	6,550	288,200
		834,560
Semiconductors & Semiconductor Equipment (9.0%)
Broadcom Corp. - Class A	5,400	273,294
Linear Technology Corp.	5,500	225,500
Xilinx, Inc.	6,150	256,762
		755,556
Software (11.4%)
Autodesk, Inc.(a)	4,200	212,436
CA, Inc.	9,950	289,893
Symantec Corp.	9,700	220,578
Workday, Inc. - Class A(a)	2,800	236,124
		959,031
Technology Hardware, Storage & Peripherals (2.6%)
Seagate Technology PLC	4,300	217,580

MATERIALS (1.9%)
Chemicals (1.9%)
CF Industries Holdings, Inc.	2,750	162,800

TOTAL COMMON STOCKS
(Cost $6,031,115)		8,353,559

SHORT TERM INVESTMENTS (0.7%)
Fidelity Institutional Money Market Government Portfolio - Class I (7 day yield 0.010%)	60,208	60,208

TOTAL SHORT TERM INVESTMENTS
(Cost $60,208)		60,208

TOTAL INVESTMENTS - (100.1%)
(Cost $6,091,323)		$8,413,767

Liabilities in Excess of Other Assets - (-0.1%)		(10,058)

NET ASSETS - (100.0%)		$8,403,709

(a)	Non-income producing security.

Common Abbreviations:
ADR - American Depository Receipt
NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation. (Netherlands)
PLC - Public Limited Company.

The accompanying notes are an integral part of the quarterly schedules of investments.

River Oak
River Oak Discovery Fund - Schedules of Investments
As of July 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (90.7%)
CONSUMER DISCRETIONARY (8.5%)
Household Durables (2.7%)
Skullcandy, Inc.(a)	50,300	$367,693

Specialty Retail (5.8%)
Abercrombie & Fitch Co. - Class A	20,450	410,840
Guess? Inc.	17,950	392,926
		803,766
FINANCIALS (28.5%)
Capital Markets (10.8%)
Calamos Asset Management, Inc. - Class A	30,700	368,707
Cowen Group, Inc. - Class A(a)	86,900	490,985
FBR & Co.	6,400	150,400
Janus Capital Group, Inc.	29,400	481,572
		1,491,664
Commercial Banks (8.6%)
PrivateBancorp, Inc.	12,300	508,482
Union First Market Bankshares Corp.	14,050	346,754
Zions Bancorporation	10,800	336,852
		1,192,088
Insurance (9.1%)
Assurant, Inc.	7,350	548,310
CNO Financial Group, Inc.	14,000	249,760
Symetra Financial Corp.	18,250	456,980
		1,255,050
HEALTH CARE (14.9%)
Biotechnology (4.5%)
United Therapeutics Corp.(a)	3,650	618,164

Health Care Providers & Services (8.2%)
Alliance HealthCare Services, Inc.(a)	2,492	37,280
Amsurg Corp.(a)	9,950	713,813
Magellan Health, Inc.(a)	6,350	384,747
		1,135,840
Heath Care Technology (2.2%)
Quality Systems, Inc.	23,800	303,450

INDUSTRIALS (5.6%)
Construction & Engineering (2.1%)
Argan, Inc.	7,650	297,432

Machinery (2.2%)
Proto Labs, Inc.(a)	4,000	301,480

Trading Companies & Distribution (1.3%)
CAI International, Inc.(a)	12,450	175,047

INFORMATION TECHNOLOGY (33.2%)
Communications Equipment (1.8%)
Ruckus Wireless, Inc.(a)	20,000	246,600

Electronic Equipment & Instruments (7.0%)
Dolby Laboratories, Inc. - Class A	7,200	253,080
Fabrinet(a)	20,850	386,976
Hollysys Automation Technologies, Ltd.	15,500	329,840
		969,896

Security Description	Shares	Value
Internet Software & Services (2.4%)
MercadoLibre, Inc.	2,500	$326,725

Semiconductors & Semiconductor Equipment (11.0%)
Advanced Energy Industries, Inc.(a)	14,450	378,446
Ambarella, Inc.(a)	2,700	312,849
Cirrus Logic, Inc.(a)	15,900	524,859
Kulicke & Soffa Industries, Inc.(a)	29,700	309,177
		1,525,331
Software (11.0%)
AVG Technologies NV(a)	7,000	201,180
Fortinet, Inc.(a)	13,450	642,103
VASCO Data Security International, Inc.(a)	13,300	271,187
Verint Systems, Inc.(a)	6,950	404,629
		1,519,099
TOTAL COMMON STOCKS
(Cost $9,253,512)		12,529,325

SHORT TERM INVESTMENTS (9.4%)
Tri-Party Repurchase Agreement with South Street Securities Wachovia Tri-Party, 0.08%, dated 07/31/15 and maturing 08/03/15 with a repurchase amount of $1,300,145, collateralized by U.S. Treasury Securities with rates ranging from 0.6259% to 1.75% and with maturity dates ranging from 07/31/17 to 02/28/22 with a collateral value of $1,326,207.	1,300,136	$1,300,136

TOTAL SHORT TERM INVESTMENTS
(Cost $1,300,136)		1,300,136

TOTAL INVESTMENTS - (100.1%)
(Cost $10,553,648)		$13,829,461

Liabilities in Excess of Other Assets - (-0.1%)		(12,171)

NET ASSETS - (100.0%)		$13,817,290

(a)	Non-income producing security.

Common Abbreviations:
ADR - American Depositary Receipt.
Ltd. - Limited.
NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation. (Netherlands)

The accompanying notes are an integral part of the quarterly schedules of investments.

Red Oak
Red Oak Technology Select Fund - Schedules of Investments
As of July 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (99.4%)
CONSUMER DISCRETIONARY (2.5%)
Internet & Catalog Retail (2.5%)
Amazon.com, Inc.(a)	6,050	$3,243,707

INDUSTRIALS (5.4%)
Aerospace & Defense (5.4%)
Huntington Ingalls Industries, Inc.	38,466	4,516,293
Northrop Grumman Corp.	14,600	2,525,946
		7,042,239
INFORMATION TECHNOLOGY (91.5%)
Communications Equipment (10.4%)
Cisco Systems, Inc.	228,000	6,479,760
Juniper Networks, Inc.	140,000	3,978,800
Qualcomm, Inc.	46,800	3,013,452
		13,472,012
Computers & Peripherals (15.3%)
Apple, Inc.	39,420	4,781,646
EMC Corp.	65,700	1,766,673
Hewlett-Packard Co.	127,500	3,891,300
Lexmark International, Inc. - Class A	54,000	1,835,460
NetApp, Inc.	91,000	2,834,650
Western Digital Corp.	56,100	4,827,966
		19,937,695
Electronic Equipment & Instruments (7.8%)
Arrow Electronics, Inc.(a)	38,500	2,238,775
Corning, Inc.	170,000	3,175,600
Flextronics International, Ltd.(a)	23,000	253,230
Ingram Micro, Inc. - Class A(a)	131,600	3,583,468
Keysight Technologies, Inc.(a)	31,000	946,740
		10,197,813
Internet Software & Services (8.4%)
Google, Inc. - Class A(a)	5,100	3,353,250
Google, Inc. - Class C(a)	6,016	3,763,670
IAC/InterActive Corp.	48,600	3,754,836
		10,871,756
IT Services (11.4%)
Accenture PLC - Class A	49,300	5,083,323
Alliance Data Systems Corp.(a)	475	130,644
Computer Sciences Corp.	56,000	3,664,080
CSG Systems International, Inc.	15,519	482,641
International Business Machines Corp.	25,900	4,195,541
Total System Services, Inc.	26,000	1,201,720
		14,757,949
Semiconductors & Semiconductor Equipment (14.8%)
Cypress Semiconductor Corp.	71,729	823,449
Intel Corp.	140,500	4,067,475
KLA-Tencor Corp.	67,600	3,586,180
Marvell Technology Group, Ltd.	258,400	3,214,496
NVIDIA Corp.	180,000	3,591,000
Xilinx, Inc.	96,400	4,024,700
		19,307,300
Software (23.4%)
CA, Inc.	102,000	2,971,770
Check Point Software Technologies, Ltd.(a)	54,600	4,410,042
Microsoft Corp.	112,000	5,230,400

Security Description	Shares	Value
Software (continued)
Oracle Corp.	167,000	$6,669,980
Red Hat, Inc.(a)	50,500	3,993,540
Symantec Corp.	134,000	3,047,160
Synopsys, Inc.(a)	81,300	4,133,292
		30,456,184
TOTAL COMMON STOCKS
(Cost $98,566,171)		129,286,655

SHORT TERM INVESTMENTS (0.6%)
Tri-Party Repurchase Agreement with South Street Securities Wachovia Tri-Party, 0.08%, dated 07/31/15 and maturing 08/03/15 with a repurchase amount of $840,801, collateralized by a U.S. Treasury Security with a rate of 1.75% and with a maturity date of 02/28/22 with a collateral value of $857,663.	840,796	$840,796

TOTAL SHORT TERM INVESTMENTS
(Cost $840,796)		840,796

TOTAL INVESTMENTS - (100.0%)
(Cost $99,406,967)		$130,127,451

Liabilities in Excess of Other Assets - (0.0%)(b)		(54,244)

NET ASSETS - (100.0%)		$130,073,207

(a)	Non-income producing security.
(b)	Less than 0.05%.

Common Abbreviations:
Ltd. - Limited.
PLC - Public Limited Company.

The accompanying notes are an integral part of the quarterly schedules of investments.

Black Oak
Black Oak Emerging Technology Fund - Schedules of Investments
As of July 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (92.9%)
HEALTH CARE (3.6%)
Life Sciences Tools & Services (3.6%)
Illumina, Inc.(a)	5,800	$1,271,940

INFORMATION TECHNOLOGY (89.3%)
Communications Equipment (13.9%)
Arista Networks, Inc.(a)	16,150	1,364,191
F5 Networks, Inc.(a)	7,150	959,101
Palo Alto Networks, Inc.(a)	5,900	1,096,397
Qualcomm, Inc.	11,400	734,046
Ruckus Wireless, Inc.(a)	61,100	753,363
		4,907,098
Computers & Peripherals (13.0%)
Apple, Inc.	18,200	2,207,660
EMC Corp.	43,100	1,158,959
Western Digital Corp.	14,150	1,217,749
		4,584,368
Electronic Equipment & Instruments (4.0%)
Arrow Electronics, Inc.(a)	18,000	1,046,700
Newport Corp.(a)	24,142	382,409
		1,429,109
Internet Software & Services (8.9%)
Baidu, Inc. - Sponsored ADR(a)	2,600	448,916
MercadoLibre, Inc.	6,900	901,761
Salesforce.com, Inc.(a)	24,800	1,817,840
		3,168,517
IT Services (8.9%)
Alliance Data Systems Corp.(a)	4,550	1,251,432
Cognizant Technology Solutions Corp. - Class A(a)	9,600	605,760
Computer Sciences Corp.	19,950	1,305,328
		3,162,520
Semiconductors & Semiconductor Equipment (15.1%)
Ambarella, Inc.(a)	6,900	799,503
Cirrus Logic, Inc.(a)	38,200	1,260,982
Lam Research Corp.	9,800	753,326
NXP Semiconductors NV(a)	14,850	1,440,302
Silicon Motion Technology Corp. - ADR	41,000	1,079,120
		5,333,233
Software (20.2%)
AVG Technologies NV(a)	59,350	1,705,719
CA, Inc.	45,100	1,313,988
Citrix Systems, Inc.(a)	9,800	740,978
Fortinet, Inc.(a)	22,700	1,083,698
Qualys, Inc.(a)	23,700	875,952
SolarWinds, Inc.(a)	20,850	831,707
VASCO Data Security International, Inc.(a)	28,400	579,076
		7,131,118
Technology Hardware, Storage & Peripherals (2.7%)
SanDisk Corp.	15,900	958,611

Telecommunications (2.6%)
Infoblox, Inc.(a)	39,750	934,125

TOTAL COMMON STOCKS
(Cost $22,433,980)		32,880,639

Security Description	Shares	Value
SHORT TERM INVESTMENTS (7.2%)
Tri-Party Repurchase Agreement with South Street Securities Wachovia Tri-Party, 0.08%, dated 07/31/15 and maturing 08/03/15 with a repurchase amount of $2,529,804, collateralized by a U.S. Treasury Security with a rate of 0.375% and with a maturity date of 04/30/16 with a collateral value of $2,580,426.	2,529,787	$2,529,787

TOTAL SHORT TERM INVESTMENTS
(Cost $2,529,787)		2,529,787

TOTAL INVESTMENTS - (100.1%)
(Cost $24,963,767)		$35,410,426

Liabilities in Excess of Other Assets - (-0.1%)		(48,317)

NET ASSETS - (100.0%)		$35,362,109

(a)	Non-income producing security.

Common Abbreviations:
ADR - American Depositary Receipt.
Ltd. - Limited.
NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation. (Netherlands)

The accompanying notes are an integral part of the quarterly schedules of investments.

Live Oak
Live Oak Health Sciences Fund - Schedules of Investments
As of July 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (96.8%)
HEALTH CARE (95.5%)
Biotechnology (5.4%)
Amgen, Inc.	17,300	$3,055,007
Targacept, Inc.(a)	23,881	58,747
		3,113,754
Health Care Equipment & Supplies (21.5%)
Becton Dickinson and Co.	15,800	2,403,970
CR Bard, Inc.	18,400	3,618,360
Edwards Lifesciences Corp.(a)	8,100	1,232,496
Medtronic PLC	44,796	3,511,558
Stryker Corp.	17,000	1,738,590
		12,504,974
Health Care Providers & Services (32.0%)
Anthem, Inc.	15,700	2,422,039
Cardinal Health, Inc.	38,800	3,297,224
Cigna Corp.	11,700	1,685,502
DaVita HealthCare Partners, Inc.(a)	11,700	924,651
McKesson Corp.	4,950	1,091,821
Omnicare, Inc.	17,100	1,656,135
Owens & Minor, Inc.	45,080	1,585,013
Patterson Cos., Inc.	28,400	1,424,544
Quest Diagnostics, Inc.	14,100	1,040,721
UnitedHealth Group, Inc.	12,000	1,456,800
VCA, Inc.(a)	33,300	2,048,949
		18,633,399
Life Sciences Tools & Services (7.7%)
Bio-Techne Corp.	8,900	973,482
Charles River Laboratories International, Inc.(a)	19,500	1,513,590
Waters Corp.(a)	14,700	1,962,303
		4,449,375
Pharmaceuticals (28.9%)
AstraZeneca PLC - Sponsored ADR	55,400	1,871,966
Eli Lilly & Co.	18,000	1,521,180
GlaxoSmithKline PLC - Sponsored ADR	33,000	1,433,520
Johnson & Johnson	14,700	1,473,087
Mallinckrodt PLC(a)	1,887	233,913
Merck & Co., Inc.	35,500	2,093,080
Novartis AG - Sponsored ADR	16,700	1,732,625
Pfizer, Inc.	57,454	2,071,791
Sanofi - ADR	33,292	1,797,435
Teva Pharmaceutical Industries, Ltd. - Sponsored ADR	37,700	2,602,054
		16,830,651
INFORMATION TECHNOLOGY (1.3%)
Electronic Equipment & Instruments (1.3%)
Keysight Technologies, Inc.(a)	24,500	748,230

TOTAL COMMON STOCKS
(Cost $32,511,568)		56,280,383

Security Description	Shares	Value

SHORT TERM INVESTMENTS (3.0%)
Tri-Party Repurchase Agreement with South Street Securities Wachovia Tri-Party, 0.08%, dated 07/31/15 and maturing 08/03/15 with a repurchase amount of $1,736,425, collateralized by a U.S. Treasury Security with a rate of 0.625% and with a maturity date of 07/31/17 with a collateral value of $1,771,218.	1,736,414	$1,736,414

TOTAL SHORT TERM INVESTMENTS
(Cost $1,736,414)		1,736,414

TOTAL INVESTMENTS - (99.8%)
(Cost $34,247,982)		$58,016,797

Assets in Excess of Other Liabilities - (0.2%)		126,694

NET ASSETS - (100.0%)		$58,143,491

(a)	Non-income producing security.

Common Abbreviations:
ADR - American Depositary Receipt.
AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
Ltd. - Limited.
PLC - Public Limited Company.

The accompanying notes are an integral part of the quarterly schedules of investments.

Notes to Quarterly Schedules of Investments

As of July 31, 2015 (Unaudited)

1. ORGANIZATION:

The Oak Associates Funds (the “Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with seven diversified funds: White Oak Select Growth Fund, Pin Oak Equity Fund, Rock Oak Core Growth Fund and River Oak Discovery Fund, Red Oak Technology Select Fund, Black Oak Emerging Technology Fund and Live Oak Health Sciences Fund (collectively referred to as “Funds” and individually referred to as a “Fund”). The investment objective of each Fund is to seek long-term capital growth. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds’ prospectus provides a description of each Fund’s investment objective, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies followed by the Funds.

Use of Estimates – These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). Each Fund is considered an investment company for financial reporting purposes under GAAP. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Funds ultimately realize upon the sale of the securities.

Security Valuation – Investments in equity securities, which are traded on a national exchange, are stated at the last quoted sales price if readily available for such equity securities on each business day. Investments in equity securities, which are reported on the NASDAQ national market system are valued at the official closing price; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost, which approximates market value. Investments in repurchase agreements are generally valued at par each business day.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value (“NAV”).

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Funds’ Board of Trustees. The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Funds’ Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de–listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; a significant event with respect to a security or securities has occurred after the close of the market or exchange on which the security or securities principally trades and before the time the Fund calculates net asset value; or trading of the security is subject to local government–imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

Security Transactions and Investment Income – Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date. Interest income is recognized on the accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold. If applicable, any foreign capital gains taxes are accrued, net of unrealized gains, and are payable upon the sale of such investments.

Expenses – Expenses that are directly related to one of the Funds are charged to that Fund. Expenses not directly billed to a particular Fund are allocated proportionally among all Funds daily in relation to net assets of each Fund or another reasonable allocation method.

Repurchase Agreements – The Funds invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker's custodian bank in a segregated account until maturity of the repurchase agreement. Provisions of the repurchase agreements and procedures adopted by the Board of Trustees require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. A custody agreement in connection with the Master Repurchase Agreement defines eligible securities for collateral in relation to each repurchase agreement. Under the Master Repurchase Agreement, if the counterparty defaults and the value of the collateral declines or if the counter-party enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

At period end, certain Funds had investments in repurchase agreements. The gross value and related collateral received for those investments are presented in each applicable Fund’s Schedule of Investments. The value of the related collateral received exceeded the value of the repurchase agreements as of the period end.

Master Agreements and Netting Arrangements – Certain Funds may participate in various repurchase agreements, such as, but not limited to Master Repurchase Agreements, which govern the terms of certain transactions with select counterparties (collectively “Master Agreements”). These Master Agreements generally include provisions for general obligations, agreements, representations, collateral and provisions for events of default or termination. These Master Agreements also include provisions for netting arrangements that help reduce credit and counterparty risk associated with relevant transactions. The netting arrangements are generally tied to credit related events that if triggered, would cause an event of default or termination giving a Fund or counterparty the right to terminate early and cause settlement, on a net basis, of all transactions under the applicable Master Agreement. In the event of an early termination or default event, the total market value exposure would be offset against collateral exchanged to date, which would result in a net receivable or payable that would be due from or to the counterparty. Credit related events include, but are not limited to, bankruptcy, failure to make timely payments, restructuring, obligation acceleration, obligation default, a material decline in net assets, decline in credit rating or repudiation/moratorium. An election made by a counterparty to terminate a transaction early under a Master Agreement could have an adverse impact on a Fund’s financial statements. Master Agreements can also help limit counterparty risk by requiring collateral posting arrangements at pre-arranged exposure levels. Collateral under the Master Agreements is usually in the form of cash, U.S. Treasury or U.S. Government agency securities, but may include other types of securities. There can be no assurance that the Master Agreements will be successful in limiting credit or counterparty risk.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and paid to shareholders on an annual basis, as applicable. Net realized capital gains on sales of securities, if any, are distributed to shareholders at least annually. Distributions to shareholders are determined in accordance with income tax regulations and are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. Therefore, the source of the Funds’ distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain, or from paid-in capital, depending upon the type of book/tax differences that may exist.

3. UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS (TAX BASIS):

At July 31, 2015, the total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for securities held by the Funds is as follows:

As of July 31, 2015	White Oak Select Growth	Pin Oak Equity	Rock Oak Core Growth	River Oak Discovery
Gross appreciation (excess of value over tax cost)	52,593,767	17,802,054	2,425,629	3,803,099
Gross depreciation (excess of tax cost over value)	(15,712,146)	(2,970,009)	(103,185)	(527,286)
Net unrealized appreciation/(depreciation)	36,881,621	14,832,045	2,322,444	3,275,813
Cost of investment for income tax purposes	225,096,471	76,701,647	6,091,323	10,553,648

As of July 31, 2015	Red Oak Technology Select	Black Oak Emerging Technology	Live Oak Health Sciences
Gross appreciation (excess of value over tax cost)	33,782,650	11,599,402	23,951,217
Gross depreciation (excess of tax cost over value)	(4,049,705)	(1,152,743)	(182,402)
Net unrealized appreciation/(depreciation)	29,732,945	10,446,659	23,768,815
Cost of investment for income tax purposes	100,394,506	24,963,767	34,247,982

4. FAIR VALUE MEASUREMENTS:

A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability including assumptions about risk. Inputs may be observable and unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

The three-tier hierarchy is summarized as follows:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access at the measurement date, including but not limited to:

Equity Securities – investments for which market quotations are readily available that are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded.

Investment Companies – investments in open-end registered investment companies which are valued at their closing NAV.

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability, including but not limited to:

Repurchase Agreements – investments in overnight tri-party repurchase agreements which are valued at par.

All Securities – quoted prices for similar securities, including matrix pricing; quoted prices based on recently executed transactions; adjusted quoted prices based on observable and formulaic inputs; or, prices using other observable correlated market inputs.

Level 3 – Significant unobservable prices or inputs (including the Fund's own assumptions in determining the fair value of investments) where there is little or no market activity for the asset and liability at the measurement date, including but not limited to:

All Securities – modeling or manual pricing based on the Adviser’s own assumptions in determining fair value of investments; or, the significant use of other unobservable or very stale inputs within fair valuation.

The following is a summary of the inputs used to value each Fund’s investments as of July 31, 2015:

	Level 1	Level 2	Level 3	Total
WHITE OAK SELECT GROWTH FUND
Common Stocks	$260,421,523	$–	$–	$260,421,523
Short Term Investments	–	1,556,569	–	1,556,569
Total	$260,421,523	$1,556,569	$–	$261,978,092

	Level 1	Level 2	Level 3	Total
PIN OAK EQUITY FUND
Common Stocks	$91,230,846	$–	$–	$91,230,846
Short Term Investments	302,846	–	–	302,846
Total	$91,533,692	$–	$–	$91,533,692

	Level 1	Level 2	Level 3	Total
ROCK OAK CORE GROWTH FUND
Common Stocks	$8,353,559	$–	$–	$8,353,559
Short Term Investments	60,208	–	–	60,208
Total	$8,413,767	$–	$–	$8,413,767

	Level 1	Level 2	Level 3	Total
RIVER OAK DISCOVERY FUND
Common Stocks	$12,529,325	$–	$–	$12,529,325
Short Term Investments	–	1,300,136	–	1,300,136
Total	$12,529,325	$1,300,136	$–	$13,829,461

	Level 1	Level 2	Level 3	Total
RED OAK TECHNOLOGY SELECT FUND
Common Stocks	$129,286,655	$–	$–	$129,286,655
Short Term Investments	–	840,796	–	840,796
Total	$129,286,655	$840,796	$–	$130,127,451

	Level 1	Level 2	Level 3	Total
BLACK OAK EMERGING TECHNOLOGY FUND
Common Stocks	$32,880,639	$–	$–	$32,880,639
Short Term Investments	–	2,529,787	–	2,529,787
Total	$32,880,639	$2,529,787	$–	$35,410,426

	Level 1	Level 2	Level 3	Total
LIVE OAK HEALTH SCIENCES FUND
Common Stocks	$56,280,383	$–	$–	$56,280,383
Short Term Investments	–	1,736,414	–	1,736,414
Total	$56,280,383	$1,736,414	$–	$58,016,797

The above tables are presented by levels of disaggregation for each asset class. For detailed descriptions of the underlying industries, see the accompanying Schedules of Investments. There were no significant transfers between Level 1 and Level 2 during the period. There were no Level 3 securities held during the period ended July 31, 2015.

Item 2. Controls and Procedures

(a) The certifying officers, whose certifications are included herewith, have evaluated the Registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the Registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the Registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

OAK ASSOCIATES FUNDS

By	/s/ Charles A. Kiraly
Charles A. Kiraly
President

Date:	September 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Charles A. Kiraly
Charles A. Kiraly
President and Principal Executive Officer

Date:	September 25, 2015

By	/s/ Pete Greenly
Pete Greenly
Treasurer and Principal Financial Officer

Date:	September 25, 2015